FINANCIAL INSTRUMENTS (Details 4) - Cash Flow Hedging - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Derivative Instruments, Gains (Losses)
Gains (losses) recognized in accumulated other comprehensive loss on derivatives	$ (0.8)	$ 0.1	$ 1.0
Foreign exchange contracts
Derivative Instruments, Gains (Losses)
Gains (losses) recognized in accumulated other comprehensive loss on derivatives	(0.1)	1.3	1.1
Commodity contracts
Derivative Instruments, Gains (Losses)
Gains (losses) recognized in accumulated other comprehensive loss on derivatives	$ (0.7)	$ (1.2)	$ (0.1)